Property, plant and equipment - Impairment, disposals and pledged as security (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of impairment loss and reversal of impairment loss [abstract]
Recoverable amount of asset or cash-generating unit	$ 21,058,000
Impairment charges	24,940,000	$ 25,768,000	$ 56,999,000
Long-Term Growth rate		2.30%
Impairment loss reversal of impairment loss recognized in profit or loss excluding non current financial assets	24,940,000	$ 25,768,000
Selma
Disclosure of impairment loss and reversal of impairment loss [abstract]
Impairment loss reversal of impairment loss recognized in profit or loss excluding non current financial assets		21,008,000
Alloy
Disclosure of impairment loss and reversal of impairment loss [abstract]
Impairment charges	2,479,000
Impairment loss reversal of impairment loss recognized in profit or loss excluding non current financial assets	2,479,000
Boo
Disclosure of impairment loss and reversal of impairment loss [abstract]
Impairment loss reversal of impairment loss recognized in profit or loss excluding non current financial assets		1,570,000
Cee-Dumbria
Disclosure of impairment loss and reversal of impairment loss [abstract]
Impairment loss reversal of impairment loss recognized in profit or loss excluding non current financial assets	3,646,000	3,619,000
Polokwane
Disclosure of impairment loss and reversal of impairment loss [abstract]
Impairment loss reversal of impairment loss recognized in profit or loss excluding non current financial assets	12,953,000
Puertollano
Disclosure of impairment loss and reversal of impairment loss [abstract]
Carrying value of facility before impairment analysis	26,870,000
Impairment charges	5,812,000
Impairment loss reversal of impairment loss recognized in profit or loss excluding non current financial assets	$ 5,862,000
Others
Disclosure of impairment loss and reversal of impairment loss [abstract]
Impairment loss reversal of impairment loss recognized in profit or loss excluding non current financial assets		$ (429,000)
Emalahleni and Pierrefiette
Disclosure of impairment loss and reversal of impairment loss [abstract]
Percentage of reasonably possible decrease in the recoverable amount of underlying assets	10.00%
Minimum
Disclosure of impairment loss and reversal of impairment loss [abstract]
EBITDA Margin		3.00%
Maximum
Disclosure of impairment loss and reversal of impairment loss [abstract]
EBITDA Margin		27.00%
Other financial liabilities
Disclosure of impairment loss and reversal of impairment loss [abstract]
Property, plant and equipment pledged as security	$ 42,227,000	$ 50,175,000
Debt instruments
Disclosure of impairment loss and reversal of impairment loss [abstract]
Property, plant and equipment pledged as security		$ 233,837,000
Industrial equipment | Minimum | Puertollano
Disclosure of impairment loss and reversal of impairment loss [abstract]
Estimate cost to dispose based on asset category	15.00%
Industrial equipment | Maximum | Puertollano
Disclosure of impairment loss and reversal of impairment loss [abstract]
Estimate cost to dispose based on asset category	100.00%
Polokwane facility
Disclosure of impairment loss and reversal of impairment loss [abstract]
Pre-tax discount rate		23.10%
Puertollano silicon metal project
Disclosure of impairment loss and reversal of impairment loss [abstract]
Carrying value of facility before impairment analysis		$ 30,039,000